EMPLOYEE BENEFITS - Narrative (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of shares	Terms of the November 2015 grant made under the DRDGOLD Group's outgoing LTI scheme are: • The scheme has a finite term of 5 years and thus no top-up awards are made when the shares vest; • The phantom shares are issued at an exercise price of nil and will vest in 3 tranches: 20%, 30% and 50% on the 3rd, 4th and 5th anniversaries respectively, subject to individual service and performance conditions being met; and • The phantom shares will be settled at the 7 day volume weighted average price ("VWAP") of the DRDGOLD share. The last tranche of the November 2015 grant will vest during November 2020. The outgoing LTI scheme is replaced by a new equity settled long-term incentive scheme (refer note ##NoteEmplBenefits.2).
Percentage of performance shares of the total conditional shares awarded	80.00%
Percentage of retention shares of the total conditional shares awarded	20.00%
Percentage of shares vested in two tranches second anniversary	50.00%
Percentage of shares vested in two tranches third anniversary	50.00%
Percentage of retention share condition on continuous employment vesting date	100.00%
Hurdle rate	15.00%
Percentage of performance shares linked to condition of hurdle rate	50.00%
Percentage of performance shares linked to condition of peer group performance	50.00%
Phantom shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Finite term of incentive term	5 years
Percentage of shares vested	50.00%	30.00%	20.00%